Investment Risks	Aug. 31, 2024
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | California Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	California Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Massachusetts Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Massachusetts Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | New Jersey Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Jersey Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | New York Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New York Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Pennsylvania Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Pennsylvania Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders. The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to additional tax liabilities.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Fixed Income Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | California/New York Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Convertible and Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Private Placements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | California Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	California Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | Massachusetts Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Massachusetts Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | New Jersey Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Jersey Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | New York Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New York Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Adviser will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | Pennsylvania Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Pennsylvania Investment Risk — The Fund's performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on your investment in the Fund, just as you could with other investments.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund's securities.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. Bonds may be called due to falling interest rates or non-economical circumstances.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Duration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Below Investment Grade Securities (Junk Bonds) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Taxation Risk — In order to pay tax-exempt interest, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall. While the Fund intends, under normal circumstances, to invest at least 50% of its net assets in municipal securities that pay interest that is exempt from federal income tax in order to meet the requirements necessary to pay out exempt-interest dividends to its shareholders, if the Fund fails to meet this requirement, the income distributions resulting from all of its investments, including its municipal securities, may be subject to federal income tax when received by shareholders. The Fund will rely on the opinion of issuers' bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to additional tax liabilities.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Fixed Income Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fixed Income Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | California/New York Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	California/New York Investment Risk — To the extent the Fund invests a material portion of its assets in issuers of California or New York municipal securities, the Fund's performance will be affected by the fiscal and economic health of the States of California or New York, their political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California or New York municipal issuers.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Convertible and Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Private Placements Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | Equity Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.